Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 30, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Feb. 27, 2015
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW
Direxion S&P 500 (R) Volatility Response Shares | Direxion S&P 500 (R) Volatility Response Shares
Prospectus:
Trading Symbol	VSPY
Direxion NASDAQ-100(R) Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Prospectus:
Trading Symbol	QQQE
Direxion iBillionaire Index ETF | Direxion iBillionaire Index ETF
Prospectus:
Trading Symbol	IBLN